Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2021

	Shares	Value
COMMON STOCKS† - 2.5%
Financial - 2.5%
Pershing Square Tontine Holdings, Ltd. — Class A*	213,570	$6,268,279
Gores Holdings VI, Inc. — Class A*	265,080	4,707,821
Soaring Eagle Acquisition Corp.*	46,800	507,780
Colicity, Inc.*	14,900	154,066
Total Financial		11,637,946
Energy - 0.0%
SandRidge Energy, Inc.*	9,544	47,816
Consumer, Non-cyclical - 0.0%
Targus Group International Equity, Inc.*,†††,1	17,838	36,674
Industrial - 0.0%
BP Holdco LLC*,†††,1	15,619	5,507
Vector Phoenix Holdings, LP*,†††	15,619	1,768
Total Industrial		7,275
Total Common Stocks
(Cost $7,343,685)		11,729,711
PREFERRED STOCKS††- 2.4%
Financial - 2.4%
Equitable Holdings, Inc., 4.30%	140,000	3,456,600
First Republic Bank, 4.25%*	118,000	2,996,020
W R Berkley Corp., 4.13% due 03/30/61	96,000	2,420,160
Bank of America Corp., 4.13%*	76,000	1,872,640
Selective Insurance Group, Inc., 4.60%	20,000	476,400
Total Financial		11,221,820
Total Preferred Stocks
(Cost $11,250,000)		11,221,820
WARRANTS† - 0.2%
Gores Holdings VI, Inc.
Expiring 08/24/27	79,524	475,554
Pershing Square Tontine Holdings, Ltd.
Expiring 07/24/25	23,730	308,015
Total Warrants
(Cost $387,266)		783,569
CLOSED-END FUNDS† - 16.1%
BlackRock Taxable Municipal Bond Trust	1,058,939	26,378,171
Nuveen Taxable Municipal Income Fund	530,189	11,876,234
Nuveen AMT-Free Quality Municipal Income Fund	441,210	6,397,545
Nuveen Quality Municipal Income Fund	383,883	5,758,245
Nuveen AMT-Free Municipal Credit Income Fund	311,829	5,104,641
Invesco Municipal Opportunity Trust	292,274	3,802,485
Invesco Trust for Investment Grade Municipals	250,383	3,312,567
Invesco Municipal Trust	238,904	3,062,749
BlackRock MuniVest Fund, Inc.	274,679	2,461,124
Nuveen California Quality Municipal Income Fund	140,274	2,043,792
Invesco Advantage Municipal Income Trust II	173,837	1,997,387
BNY Mellon Strategic Municipals, Inc.	170,865	1,435,266
Eaton Vance Municipal Income Trust	86,288	1,139,864
Total Closed-End Funds
(Cost $73,662,947)		74,770,070
MONEY MARKET FUND† - 0.2%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[2]	831,272	831,272
Total Money Market Fund
(Cost $831,272)		831,272

	Face
	Amount~	Value
MUNICIPAL BONDS†† - 87.0%
California - 17.1%
Santa Ana Unified School District, California, General Obligation Bonds, Federal Taxable Build America Bonds[13]
7.10% due 08/01/40	7,785,000	11,747,798
6.80% due 08/01/30	2,245,000	3,130,406
Oakland Unified School District, County of Alameda, California, Taxable General Obligation Bonds, Election of 2006, Qualified School Construction Bonds, Series 2012B
6.88% due 08/01/33[3]	10,000,000	10,691,600
Los Angeles Department of Water & Power Power System Revenue Bonds, Build America Bonds[13]
7.00% due 07/01/41[3]	10,000,000	10,173,900
Long Beach Unified School District, California, Qualified School Construction Bonds, Federally Taxable, Election of 2008, General Obligation Bonds
5.91% due 08/01/25[3]	7,500,000	8,561,175
East Side Union High School District General Obligation Unlimited
3.13% due 08/01/42	7,500,000	7,411,200
Palomar Community College District General Obligation Unlimited
2.99% due 08/01/44	6,700,000	6,501,479
California Public Finance Authority Revenue Bonds
3.27% due 10/15/43	4,800,000	4,841,328
Hillsborough City School District General Obligation Unlimited
due 09/01/36[4]	2,000,000	1,289,520
due 09/01/38[4]	1,600,000	949,648
due 09/01/37[4]	1,120,000	693,090
due 09/01/40[4]	500,000	270,960

Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2021

	Face
	Amount~	Value
MUNICIPAL BONDS†† - 87.0% (continued)
California - 17.1% (continued)
California Housing Finance Revenue Bonds
3.66% due 02/01/29[3]	2,365,000	$2,478,165
Marin Community College District General Obligation Unlimited
4.03% due 08/01/38[3]	2,000,000	2,246,220
San Bernardino City Unified School District General Obligation Unlimited
2.72% due 08/01/37	1,000,000	986,260
2.73% due 08/01/37	700,000	691,250
San Jose Evergreen Community College District General Obligation Unlimited
3.06% due 09/01/45[3]	1,500,000	1,485,330
Monrovia Unified School District, Los Angeles County, California, Election of 2006 General Obligation Bonds, Build America Bonds, Federally Taxable[13]
7.25% due 08/01/28	1,025,000	1,300,786
Placentia-Yorba Linda Unified School District (Orange County, California), General Obligation Bonds, Federally Taxable Direct-Pay Qualified School Construction Bonds, Election of 2008
5.40% due 02/01/26[3]	1,000,000	1,198,640
Cypress School District General Obligation Unlimited
6.65% due 08/01/25	660,000	768,577
6.05% due 08/01/21	120,000	122,785
California State University Revenue Bonds
3.90% due 11/01/47[3]	500,000	590,395
Alhambra Unified School District General Obligation Unlimited
6.70% due 02/01/26[3]	500,000	585,300
Riverside County Redevelopment Successor Agency Tax Allocation
3.88% due 10/01/37	250,000	264,618
Total California		78,980,430
Texas - 13.7%
Dallas, Texas, Convention Center Hotel Development Corporation, Hotel Revenue Bonds, Taxable Build America Bonds[13]
7.09% due 01/01/42[3]	10,020,000	13,302,552
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds
3.34% due 11/15/37	8,900,000	9,077,288
Central Texas Regional Mobility Authority Revenue Bonds
3.29% due 01/01/42[3]	5,250,000	5,304,390
2.84% due 01/01/34	2,300,000	2,327,094
2.74% due 01/01/33	850,000	859,316
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds
3.42% due 09/01/50	8,000,000	8,111,520
City of San Antonio Texas Electric & Gas Systems Revenue Bonds
2.91% due 02/01/48	6,800,000	6,933,076
North Texas Tollway Authority Revenue Bonds
3.03% due 01/01/40	6,700,000	6,719,698
Dallas/Fort Worth International Airport Revenue Bonds
2.92% due 11/01/50[3]	6,500,000	6,521,060
City of Austin Texas Rental Car Special Facility Revenue Bonds
2.86% due 11/15/42	2,200,000	2,188,626
City of Dallas Texas Waterworks & Sewer System Revenue Bonds
2.82% due 10/01/42[3]	2,100,000	2,160,963
Total Texas		63,505,583
Washington - 8.5%
Washington State University, Housing and Dining System Revenue Bonds, Taxable Build America Bonds[13]
7.40% due 04/01/41[3]	6,675,000	10,477,814
7.10% due 04/01/32	3,325,000	4,557,445
Central Washington University Revenue Bonds
6.95% due 05/01/40	5,000,000	7,051,950
Central Washington University, System Revenue Bonds, 2010, Taxable Build America Bonds[13]
6.50% due 05/01/30	5,000,000	6,303,750
Washington State Convention Center Public Facilities District, Lodging Tax Bonds, Taxable Build America Bonds[13]
6.79% due 07/01/40[3]	5,000,000	6,276,500
County of Pierce Washington Sewer Revenue Bonds
2.87% due 08/01/42	4,300,000	4,333,583

Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2021

	Face
	Amount~	Value
MUNICIPAL BONDS†† - 87.0% (continued)
Washington - 8.5% (continued)
Port of Seattle Washington Revenue Bonds
3.76% due 05/01/36	300,000	$312,780
Total Washington		39,313,822
Pennsylvania - 4.8%
School District of Philadelphia, Pennsylvania, General Obligation Bonds, Series 2011A, Qualified School Construction Bonds - (Federally Taxable - Direct Subsidy)
6.00% due 09/01/30[3]	10,330,000	12,831,616
Pittsburgh, Pennsylvania, School District, Taxable Qualified School Construction Bonds
6.85% due 09/01/29[3]	6,895,000	9,235,646
Doylestown Hospital Authority Revenue Bonds
3.95% due 07/01/24	195,000	196,790
Total Pennsylvania		22,264,052
New Jersey - 4.7%
New Jersey Turnpike Authority Revenue Bonds, Build America Bonds[13]
7.10% due 01/01/41[3]	10,000,000	15,865,000
New Jersey Educational Facilities Authority Revenue Bonds
3.51% due 07/01/42[3]	3,500,000	3,653,055
New Jersey Turnpike Authority Revenue Bonds
2.78% due 01/01/40	2,500,000	2,459,675
Total New Jersey		21,977,730
New York - 4.5%
Westchester County Health Care Corporation, Revenue Bonds, Taxable Build America Bonds[13]
8.57% due 11/01/40[3]	10,010,000	13,997,283
Westchester County Local Development Corp. Revenue Bonds
3.85% due 11/01/50	4,250,000	4,454,850
New York City Industrial Development Agency Revenue Bonds
2.73% due 03/01/34[3]	2,250,000	2,271,127
Total New York		20,723,260
Illinois - 4.1%
Chicago, Illinois, Second Lien Wastewater Transmission Revenue Project Bonds, Taxable Build America Bonds[13]
6.90% due 01/01/40[3]	5,100,000	7,026,423
Illinois, General Obligation Bonds, Taxable Build America Bonds[13]
7.35% due 07/01/35[3]	5,000,000	6,143,900
Chicago, Illinois, Second Lien Water Revenue Bonds, Taxable Build America Bonds[13]
6.74% due 11/01/40[3]	2,990,000	4,090,051
State of Illinois General Obligation Unlimited
6.63% due 02/01/35[3]	930,000	1,099,418
6.73% due 04/01/35[3]	200,000	237,920
Chicago Board of Education General Obligation Unlimited
6.14% due 12/01/39[3]	195,000	233,464
Total Illinois		18,831,176
Ohio - 3.9%
County of Franklin Ohio Revenue Bonds
2.88% due 11/01/50[3]	8,900,000	8,499,678
American Municipal Power, Inc., Combined Hydroelectric Projects Revenue Bonds, New Clean Renewable Energy Bonds
7.33% due 02/15/28[3]	5,000,000	6,199,250
Madison Local School District, Richland County, Ohio, School Improvement, Taxable Qualified School Construction Bonds
6.65% due 12/01/29[3]	2,500,000	2,508,425
Toronto City School District, Ohio, Qualified School Construction Bonds General Obligation Bonds
7.00% due 12/01/28	995,000	997,428
Total Ohio		18,204,781
Alabama - 3.5%
Alabama State University, General Tuition and Fee Revenue Bonds, Taxable Direct-Pay Build America Bonds[13]
7.20% due 09/01/38[3]	5,000,000	5,012,100
7.10% due 09/01/35	3,000,000	3,007,560
7.25% due 09/01/40	2,000,000	2,004,720
Auburn University Revenue Bonds
2.68% due 06/01/50[3]	6,500,000	6,270,355
Total Alabama		16,294,735
Georgia - 3.4%
Atlanta & Fulton County Recreation Authority Revenue Bonds
5.10% due 12/01/47[3]	6,000,000	6,785,520
Georgia Municipal Association, Inc., Certificates of Participation, DeKalb County Public Schools Project
5.21% due 12/01/22[3]	5,000,000	5,326,750

Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2021

	Face
	Amount~	Value
MUNICIPAL BONDS†† - 87.0% (continued)
Georgia - 3.4% (continued)
City of Atlanta Georgia Water & Wastewater Revenue Bonds
2.91% due 11/01/43[3]	3,500,000	$3,573,360
Total Georgia		15,685,630
West Virginia - 3.4%
State of West Virginia, Higher Education Policy Commission, Revenue Bonds, Federally Taxable Build America Bonds 2010[13]
7.65% due 04/01/40	10,000,000	15,621,700
Oklahoma - 2.7%
Oklahoma Development Finance Authority Revenue Bonds
5.45% due 08/15/28[3]	10,950,000	12,379,851
Oklahoma State University Revenue Bonds
4.13% due 08/01/48	150,000	164,625
Total Oklahoma		12,544,476
Indiana - 2.5%
Evansville-Vanderburgh School Building Corp. Revenue Bonds
6.50% due 01/15/30[3]	8,690,000	8,724,760
County of Knox Indiana Revenue Bonds
5.90% due 04/01/34[3]	2,920,000	3,052,393
Total Indiana		11,777,153
Michigan - 2.5%
Detroit City School District General Obligation Unlimited
7.75% due 05/01/39[3]	2,610,000	3,707,870
Detroit, Michigan, School District, School Building and Site Bonds, Unlimited Tax General Obligation Bonds, Taxable Qualified School Construction Bonds
6.65% due 05/01/29[3]	2,640,000	3,604,867
Fraser Public School District, Macomb County, Michigan, General Obligation Federally Taxable School Construction Bonds, 2011 School Building and Site Bonds
6.05% due 05/01/26[3]	3,000,000	3,022,170
Oakridge, Michigan, Public Schools, Unlimited Tax General Obligation Bonds
6.75% due 05/01/26	1,000,000	1,004,380
Comstock Park Public Schools General Obligation Unlimited
6.30% due 05/01/26[3]	415,000	418,287
Total Michigan		11,757,574
Colorado - 2.1%
University of Colorado Revenue Bonds
2.81% due 06/01/48[3]	4,250,000	4,337,422
Colorado, Building Excellent Schools Today, Certificates of Participation, Taxable Qualified School Construction
6.82% due 03/15/28[3]	2,500,000	3,321,900
City & County of Denver Colorado Airport System Revenue Bonds
2.87% due 11/15/37	2,100,000	2,135,091
Total Colorado		9,794,413
South Carolina - 1.6%
County of Horry South Carolina Airport Revenue Bonds
7.33% due 07/01/40	5,000,000	7,285,250
Massachusetts - 1.4%
Massachusetts Port Authority Revenue Bonds
2.72% due 07/01/42	3,400,000	3,378,274
2.87% due 07/01/51	750,000	734,790
Massachusetts Development Finance Agency Revenue Bonds
3.52% due 10/01/46[3]	2,250,000	2,275,493
Total Massachusetts		6,388,557
Mississippi - 0.9%
Medical Center Educational Building Corp. Revenue Bonds
2.92% due 06/01/41	4,500,000	4,383,585
Florida - 0.8%
State Johns County Industrial Development Authority Revenue Bonds
2.54% due 10/01/30	3,600,000	3,650,472
Wisconsin - 0.4%
State of Wisconsin General Obligation Unlimited
2.49% due 05/01/42	1,650,000	1,656,369
Louisiana - 0.2%
Tangipahoa Parish Hospital Service District No. 1, Louisiana, Taxable Hospital Revenue Bonds, North Oaks Health System Project, Build America Bonds[13]
7.20% due 02/01/42[3]	1,055,000	1,059,030
Puerto Rico - 0.2%
Puerto Rico Electric Power Authority Revenue Bonds
0.68% (3 Month USD LIBOR + 0.52%, Rate Floor: 0.00%) due 07/01/29[5]	1,000,000	922,210
Minnesota - 0.1%
City of State Paul Minnesota Sales & Use Tax Revenue Tax Allocation
3.89% due 11/01/35	250,000	272,190

Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2021

	Face
	Amount~	Value
MUNICIPAL BONDS†† - 87.0% (continued)
District of Columbia - 0.0%
Washington Convention & Sports Authority Revenue Bonds
4.31% due 10/01/40	100,000	$101,093
Total Municipal Bonds
(Cost $348,614,156)		402,995,271
CORPORATE BONDS†† - 17.2%
Financial - 7.1%
Central Storage Safety Project Trust
4.82% due 02/01/38[3,6]	7,000,000	7,898,788
Wilton RE Ltd.
6.00%†††,7,8,9	3,800,000	3,734,412
NFP Corp.
7.00% due 05/15/25[3,7]	2,050,000	2,188,375
6.88% due 08/15/28[3,7]	1,100,000	1,135,948
Liberty Mutual Group, Inc.
4.30% due 02/01/61[7]	2,700,000	2,469,911
Charles Schwab Corp.
4.00%[8,9]	2,300,000	2,308,625
Wells Fargo & Co.
3.90%[8,9]	2,300,000	2,291,145
Citigroup, Inc.
4.00%[8,9]	1,100,000	1,108,250
3.88%[8,9]	1,100,000	1,093,813
Home Point Capital, Inc.
5.00% due 02/01/26[3,7]	2,200,000	2,189,000
Kuvare US Holdings, Inc.
7.00% due 02/17/51[7,9]	1,500,000	1,541,070
United Wholesale Mortgage LLC
5.50% due 11/15/25[3,7]	1,100,000	1,152,250
Kennedy-Wilson, Inc.
5.00% due 03/01/31	1,000,000	1,032,500
Pershing Square Holdings Ltd.
3.25% due 11/15/30[7]	1,000,000	999,540
Keenan Fort Detrick Energy LLC
4.17% due 11/15/48[3,7]	1,000,000	981,342
QBE Insurance Group Ltd.
5.88%[7,8,9]	650,000	702,812
Total Financial		32,827,781
Consumer, Cyclical - 3.6%
Delta Air Lines, Inc.
7.00% due 05/01/25[3,7]	5,400,000	6,272,065
British Airways Class A Pass Through Trust
4.25% due 11/15/32[3,7]	2,180,850	2,334,341
Hyatt Hotels Corp.
5.75% due 04/23/30[3]	1,100,000	1,301,911
Aramark Services, Inc.
6.38% due 05/01/25[3,7]	1,150,000	1,214,688
5.00% due 02/01/28[7]	70,000	71,750
JB Poindexter & Company, Inc.
7.13% due 04/15/26[3,7]	1,000,000	1,055,000
Titan International, Inc.
6.50% due 11/30/23[3]	850,000	837,250
Six Flags Theme Parks, Inc.
7.00% due 07/01/25[3,7]	600,000	646,818
PetSmart, Inc.
4.75% due 02/15/28[7]	600,000	621,570
Superior Plus Limited Partnership / Superior General Partner, Inc.
7.00% due 07/15/26[3,7]	500,000	533,590
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.
5.75% due 01/20/26[7]	450,000	474,471
Vail Resorts, Inc.
6.25% due 05/15/25[3,7]	400,000	427,160
Marriott International, Inc.
5.75% due 05/01/25[3]	320,000	368,691
Performance Food Group, Inc.
6.88% due 05/01/25[3,7]	225,000	240,187
Boyd Gaming Corp.
8.63% due 06/01/25[3,7]	175,000	192,500
Yum! Brands, Inc.
7.75% due 04/01/25[7]	100,000	109,375
Total Consumer, Cyclical		16,701,367
Industrial - 2.4%
Boeing Co.
5.81% due 05/01/50[3]	4,000,000	5,104,161
PowerTeam Services LLC
9.03% due 12/04/25[3,7]	1,050,000	1,162,875
Dyal Capital Partners IV
3.65% due 02/22/41	1,000,000	982,167
JELD-WEN, Inc.
6.25% due 05/15/25[3,7]	850,000	907,375
New Enterprise Stone & Lime Company, Inc.
9.75% due 07/15/28[7]	575,000	644,000
Summit Materials LLC / Summit Materials Finance Corp.
6.50% due 03/15/27[3,7]	600,000	634,659
Mauser Packaging Solutions Holding Co.
8.50% due 04/15/24[3,7]	600,000	618,000
Howmet Aerospace, Inc.
6.88% due 05/01/25[3]	350,000	405,108
Cleaver-Brooks, Inc.
7.88% due 03/01/23[3,7]	350,000	343,875
Great Lakes Dredge & Dock Corp.
8.00% due 05/15/22[3]	250,000	252,250
Total Industrial		11,054,470
Consumer, Non-cyclical - 2.2%
Tufts Medical Center, Inc.
7.00% due 01/01/38	1,500,000	2,081,943
US Foods, Inc.
6.25% due 04/15/25[3,7]	1,300,000	1,386,125
4.75% due 02/15/29[7]	350,000	356,125
Altria Group, Inc.
3.70% due 02/04/51[3]	1,500,000	1,388,055
Post Holdings, Inc.
4.50% due 09/15/31[7]	1,300,000	1,298,453
Sotheby’s
7.38% due 10/15/27[3,7]	1,000,000	1,080,000

Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2021

	Face
	Amount~	Value
CORPORATE BONDS†† - 17.2% (continued)
Consumer, Non-cyclical - 2.2% (continued)
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
7.00% due 12/31/27[3,7]	900,000	$890,775
Cheplapharm Arzneimittel GmbH
5.50% due 01/15/28[7]	600,000	612,000
Sabre GLBL, Inc.
9.25% due 04/15/25[3,7]	300,000	355,875
Rent-A-Center, Inc.
6.38% due 02/15/29[7]	250,000	260,028
WEX, Inc.
4.75% due 02/01/23[3,7]	250,000	250,125
Carriage Services, Inc.
6.63% due 06/01/26[3,7]	150,000	157,500
Total Consumer, Non-cyclical		10,117,004
Communications - 0.8%
Altice France S.A.
7.38% due 05/01/26[3,7]	950,000	991,040
AMC Networks, Inc.
4.25% due 02/15/29	750,000	736,275
McGraw Hill LLC / McGraw-Hill Global Education Finance, Inc.
8.00% due 11/30/24[7]	647,000	649,426
Level 3 Financing, Inc.
5.38% due 05/01/25[3]	572,000	586,872
T-Mobile USA, Inc.
6.00% due 04/15/24[3]	500,000	503,125
CSC Holdings LLC
5.25% due 06/01/24	100,000	107,625
Total Communications		3,574,363
Basic Materials - 0.6%
United States Steel Corp.
12.00% due 06/01/25[3,7]	2,000,000	2,402,150
Kaiser Aluminum Corp.
6.50% due 05/01/25[3,7]	250,000	267,500
Arconic Corp.
6.00% due 05/15/25[3,7]	200,000	212,500
Mirabela Nickel Ltd.
due 06/24/19[6,10]	96,316	3,853
Total Basic Materials		2,886,003
Energy - 0.4%
NuStar Logistics, LP
6.38% due 10/01/30	1,000,000	1,105,210
Husky Energy, Inc.
3.95% due 04/15/22[3]	250,000	256,397
4.00% due 04/15/24	195,000	208,386
Buckeye Partners, LP
4.35% due 10/15/24[3]	250,000	257,500
Cheniere Corpus Christi Holdings LLC
7.00% due 06/30/24	100,000	115,916
Total Energy		1,943,409
Technology - 0.1%
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.
5.75% due 03/01/25[3,7]	300,000	307,344
NCR Corp.
8.13% due 04/15/25[7]	50,000	54,625
Total Technology		361,969
Total Corporate Bonds
(Cost $74,930,899)		79,466,366
SENIOR FLOATING RATE INTERESTS††,5 - 10.4%
Consumer, Cyclical - 2.5%
Samsonite IP Holdings SARL
5.50% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 04/25/25	1,990,000	2,004,925
SP PF Buyer LLC
4.61% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 12/22/25	1,200,000	1,156,500
Mavis Tire Express Services Corp.
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 03/20/25	1,100,000	1,103,443
BCPE Empire Holdings, Inc.
5.00% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 06/11/26	1,000,000	1,001,880
Truck Hero, Inc.
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 01/31/28	1,000,000	1,000,710
MB2 Dental Solutions LLC
7.00% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 01/26/27	885,157	867,454
Accuride Corp.
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 11/17/23	919,837	855,448
American Trailer World Corp.
due 02/16/28	700,000	696,500
PetSmart Inc.
4.25% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 02/11/28	600,000	603,936
Rent-A-Center, Inc.
due 02/17/28	550,000	553,438
EnTrans International, LLC
due 11/01/24	550,000	533,500
WESCO
5.25% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/14/24†††	487,500	486,170

Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2021

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,5 - 10.4% (continued)
Consumer, Cyclical - 2.5% (continued)
American Tire Distributors, Inc.
8.50% (1 Month USD LIBOR + 7.50% and 3 Month USD LIBOR + 7.50%, Rate Floor: 8.50%) due 09/02/24	305,467	$297,641
7.00% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 09/01/23	34,224	33,519
BBB Industries, LLC
4.62% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 08/01/25	254,175	247,449
CHG Healthcare Services, Inc.
4.00% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 06/07/23	148,462	148,408
Landrys, Inc.
13.00% (3 Month USD LIBOR + 12.00%, Rate Floor: 13.00%) due 10/04/23†††	100,000	114,000
Playtika Holding Corp.
7.00% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 12/09/24	24,071	24,179
Total Consumer, Cyclical		11,729,100
Consumer, Non-cyclical - 2.5%
Valeo F1 Company Ltd.
due 08/27/27	GBP 1,700,000	2,362,164
Kronos Acquisition Holdings, Inc.
4.25% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 12/22/26	1,350,000	1,348,029
Quirch Foods Holdings LLC
6.25% (2 Month USD LIBOR + 5.25% and 6 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 10/27/27	1,100,000	1,111,462
Women’s Care Holdings, Inc.
5.25% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 01/15/28	1,100,000	1,100,000
Zep, Inc.
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 08/12/24	1,097,165	1,085,414
National Mentor Holdings, Inc.
due 02/18/28	1,040,000	1,037,920
WellSky Corp.
9.25% (1 Month USD LIBOR + 8.25%, Rate Floor: 9.25%) due 02/10/25†††	1,000,000	1,000,000
Cambrex Corporation
4.25% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 12/04/26	900,000	903,375
HAH Group Holding Co. LLC
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 10/29/27	890,000	891,112
MDVIP LLC
due 11/14/24	300,000	298,875
BCPE Eagle Buyer LLC
5.25% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 03/18/24	290,201	287,903
Endo Luxembourg Finance Co.
5.00% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 04/29/24	98,721	98,022
Certara, Inc.
3.75% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/15/24†††	80,188	80,188
Total Consumer, Non-cyclical		11,604,464
Technology - 1.7%
Transact Holdings, Inc.
4.86% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 04/30/26	1,196,250	1,163,951
Planview Parent, Inc.
4.75% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 12/17/27	1,150,000	1,152,875
RealPage, Inc.
due 02/18/28	1,150,000	1,150,483
Provation Software Group, Inc.
5.50% (6 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 12/16/27	1,000,000	990,000
Project Boost Purchaser LLC
5.00% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 06/01/26	947,625	953,150
Wrench Group LLC
5.50% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 04/30/26†††	600,000	601,500
Sabre GLBL, Inc.
4.75% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 12/10/27	450,000	454,783
Misys Ltd.
4.50% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/13/24	419,360	414,819

Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2021

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,5 - 10.4% (continued)
Technology - 1.7% (continued)
Aspect Software, Inc.
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 01/15/24	284,938	$284,049
24-7 Intouch, Inc.
4.86% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 08/25/25	293,250	281,520
Peraton Corp.
due 02/22/28	235,515	236,398
Total Technology		7,683,528
Industrial - 1.3%
CapStone Acquisition Holdings, Inc.
5.75% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 11/12/27	1,865,600	1,878,435
American Bath Group LLC
5.25% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 11/23/27†††	1,100,000	1,104,819
DXP Enterprises, Inc.
5.75% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 12/23/27	1,000,000	997,500
TricorBraun Holdings, Inc.
due 02/03/28	816,373	815,100
Diversitech Holdings, Inc.
4.00% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 12/03/24	599,229	599,529
STS Operating, Inc. (SunSource)
5.25% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 12/11/24	390,690	377,993
Bhi Investments LLC
5.50% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 08/28/24	271,486	268,546
Total Industrial		6,041,922
Communications - 1.0%
Cengage Learning Acquisitions, Inc.
5.25% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/07/23	1,200,000	1,181,496
Syndigo LLC
5.25% (6 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 12/15/27	1,150,000	1,144,250
Houghton Mifflin Co.
7.25% (1 Month USD LIBOR + 6.25%, Rate Floor: 7.25%) due 11/22/24	950,000	936,424
Liberty Cablevision of Puerto Rico LLC
5.11% (1 Month USD LIBOR + 5.00%, Rate Floor: 5.00%) due 10/15/26	500,000	504,125
McGraw Hill LLC
5.75% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 11/01/24	366,980	366,154
Market Track LLC
5.25% (2 Month USD LIBOR + 4.25% and 3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/05/24	241,250	229,188
Total Communications		4,361,637
Financial - 0.5%
PAI Holdco, Inc.
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 10/22/27	1,100,000	1,108,250
Franchise Group, Inc.
due 02/18/26	1,000,000	1,000,000
Jefferies Finance LLC
3.13% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 06/03/26	294,750	294,172
Total Financial		2,402,422
Utilities - 0.5%
Hamilton Projects Acquiror LLC
5.75% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 06/17/27	1,107,218	1,116,353
RS Ivy Holdco, Inc.
6.50% (3 Month USD LIBOR + 5.50%, Rate Floor: 6.50%) due 12/23/27†††	1,000,000	1,007,500
Oregon Clean Energy LLC
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 03/02/26	237,677	237,795
Total Utilities		2,361,648
Energy - 0.2%
Venture Global Calcasieu Pass LLC
2.48% (1 Month USD LIBOR + 2.38% and 3 Month USD LIBOR + 2.38%, Rate Floor: 2.38%) due 08/19/26†††	637,522	602,459

Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2021

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,5 - 10.4% (continued)
Energy - 0.2% (continued)
Matador Bidco SARL
4.86% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 10/15/26	496,250	$494,637
Total Energy		1,097,096
Basic Materials - 0.2%
NIC Acquisition Corp.
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 12/29/27	700,000	699,419
GrafTech Finance, Inc.
4.00% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 02/12/25	73,822	73,845
Total Basic Materials		773,264
Total Senior Floating Rate Interests
(Cost $47,536,616)		48,055,081
ASSET-BACKED SECURITIES†† - 2.6%
Infrastructure - 0.9%
VB-S1 Issuer LLC
2020-1A, 6.66% due 06/15/50[7]	4,000,000	4,329,704
Collateralized Loan Obligations - 0.9%
ABPCI Direct Lending Fund CLO I LLC
2021-1A, 3.34% (3 Month USD LIBOR + 3.15%, Rate Floor: 3.15%) due 04/20/32[5,7]	1,000,000	1,000,000
Venture XX CLO Ltd.
2015-20A, 6.54% (3 Month USD LIBOR + 6.30%, Rate Floor: 6.30%) due 04/15/27[5,7]	900,000	737,059
NewStar Clarendon Fund CLO LLC
2015-1A, 4.57% (3 Month USD LIBOR + 4.35%, Rate Floor: 0.00%) due 01/25/27[5,7]	500,000	499,584
WhiteHorse X Ltd.
2015-10A, 5.52% (3 Month USD LIBOR + 5.30%, Rate Floor: 5.30%) due 04/17/27[5,7]	500,000	389,947
WhiteHorse VIII Ltd.
2014-1A, 4.76% (3 Month USD LIBOR + 4.55%, Rate Floor: 0.00%) due 05/01/26[5,7]	500,000	369,903
Staniford Street CLO Ltd.
2014-1A, 3.72% (3 Month USD LIBOR + 3.50%, Rate Floor: 0.00%) due 06/15/25[5,7]	250,000	247,630
Mountain Hawk II CLO Ltd.
2013-2A, 3.37% (3 Month USD LIBOR + 3.15%, Rate Floor: 0.00%) due 07/22/24[5,7]	250,000	240,697
Adams Mill CLO Ltd.
2014-1A, 5.24% (3 Month USD LIBOR + 5.00%, Rate Floor: 0.00%) due 07/15/26[5,7]	250,000	219,535
Avery Point V CLO Ltd.
2014-5A, 5.12% (3 Month USD LIBOR + 4.90%, Rate Floor: 0.00%) due 07/17/26[5,7]	250,000	188,555
BNPP IP CLO Ltd.
2014-2A, 5.46% (3 Month USD LIBOR + 5.25%, Rate Floor: 0.00%) due 10/30/25[5,7]	265,681	155,181
Total Collateralized Loan Obligations		4,048,091
Transport-Aircraft - 0.8%
GAIA Aviation Ltd.
2019-1, 3.97% due 12/15/44[7,11]	1,417,009	1,384,904
JOL Air Ltd.
2019-1, 3.97% due 04/15/44[7]	1,130,844	1,129,289
Castlelake Aircraft Structured Trust
2021-1A, 6.66% due 01/15/46[7]	994,499	997,802
Total Transport-Aircraft		3,511,995
Total Asset-Backed Securities
(Cost $11,193,862)		11,889,790
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 0.1%
Military Housing - 0.1%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 0.91% (WAC) due 11/25/55[5,7,12]	7,066,808	470,112
2015-R1, 5.50% (WAC) due 11/25/52[5,6]	90,413	87,303
Total Military Housing		557,415
Total Collateralized Mortgage Obligations
(Cost $657,533)		557,415
Total Investments - 138.7%
(Cost $576,408,236)		$ 642,300,365
Other Assets & Liabilities, net - (38.7)%		(179,339,285)
Total Net Assets - 100.0%		$ 462,961,080

Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2021

Total Return Swap Agreements
Counterparty	Reference Obligation	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Credit Index Swap Agreements Sold Short ††
BNP Paribas	iShares iBoxx $ High Yield Corporate Bond ETF	0.49% (1 Month USD LIBOR - 0.60%)	Monthly	03/10/21	6,550	$566,182	$5,044
BNP Paribas	iShares iBoxx $ High Yield Corporate Bond ETF	0.48% (1 Month USD LIBOR - 0.60%)	Monthly	03/08/21	6,550	566,182	4,585

						$1,132,364	$9,629
OTC Credit Index Swap Agreements ††
Goldman Sachs International	iShares iBoxx $ High Yield Corporate Bond ETF	(0.63)% (1 Month USD LIBOR - 0.75%)	Monthly	03/08/21	6,550	566,182	(4,585)
Goldman Sachs International	iShares iBoxx $ High Yield Corporate Bond ETF	(0.64)% (1 Month USD LIBOR - 0.75%)	Monthly	03/10/21	6,550	566,182	(5,044)

						$1,132,364	$(9,629)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1	Affiliated issuer.
2	Rate indicated is the 7-day yield as of February 28, 2021.
3
All or a portion of these securities have been physically segregated in connection with borrowings, unfunded loan commitments, and reverse repurchase agreements.  As of February 28, 2021, the total value of securities segregated was $220,564,142.

4	Zero coupon rate security.
5
Variable rate security.  Rate indicated is the rate effective at February 28, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

6
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $7,989,944 (cost $7,424,933), or 1.7% of total net assets — See Note 6.

7
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $59,490,452 (cost $56,907,491), or 12.8% of total net assets.

8	Perpetual maturity.
9	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
10	Security is in default of interest and/or principal obligations.
11	Security is a step up/down bond, with a 3.97% coupon rate until November 14, 2026. Futures rate is 2.00% with a reset date of November 15, 2026.
12 13	Security is an interest-only strip. Taxable municipal bond issued as part of the Build America Bond program.

GBP — British Pound
LIBOR — London Interbank Offered Rate
SARL — Société à Responsabilité Limitée USD —- United States Dollar WAC — Weighted Average Coupon

Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2021

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Trust’s investments at February 28, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$11,685,762	$—	$43,949	$11,729,711
Preferred Stocks	—	11,221,820	—	11,221,820
Warrants	783,569	—	—	783,569
Closed-End Funds	74,770,070	—	—	74,770,070
Money Market Fund	831,272	—	—	831,272
Municipal Bonds	—	402,995,271	—	402,995,271
Corporate Bonds	—	75,731,954	3,734,412	79,466,366
Senior Floating Rate Interests	—	43,058,445	4,996,636	48,055,081
Asset-Backed Securities	—	11,889,790	—	11,889,790
Collateralized Mortgage Obligations	—	557,415	—	557,415
Credit Index Swap Agreements**	—	9,629	—	9,629
Total Assets	$88,070,673	$545,464,324	$8,774,997	$642,309,994

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Credit Index Swap Agreements**	$—	$9,629	$—	$9,629
Unfunded Loan Commitments (Note 5)	—	—	158,921	158,921
Total Liabilities	$—	$9,629	$158,921	$168,550

** This derivative is reported as unrealized appreciation/depreciation at period end.

Please refer to the detailed Schedule of Investments for a breakdown of investment type by industry category.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $70,637,862 are categorized as Level 2 within the disclosure hierarchy — See Note 2.

The following is a summary of the significant unobservable inputs used in the fair valuation of assets and liabilities categorized within the Level 3 of the fair value hierarchy:

Category	Ending Balance at February 28, 2021	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Common Stocks	$ 43,949	Enterprise Value	Valuation Multiple	2.8x-13.6x	6.1x
Corporate Bonds	3,734,412	Third Party Pricing	Vendor Price	—	—
Senior Floating Rate Interests	3,405,647	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	1,104,819	Third Party Pricing	Vendor Price	—	—
Senior Floating Rate Interests	486,170	Yield Analysis	Yield	5.3%	—
Total Assets	$ 8,774,997
Liabilities:
Unfunded Loan Commitments	$ 158,921	Model Price	Purchase Price	—	—

* Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield or valuation multiple would generally result in significant changes in the fair value of the security.

The Trust’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended February 28, 2021, the Trust had securities with a total value of $96,000 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $1,165,098 transfer into Level 2 from Level 3 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended February 28, 2021:

	Assets				Liabilities
	Corporate Bonds	Senior Floating Rate Interests	Common Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$-	$1,203,462	$37,509	$1,240,971	$(94,120)
Purchases/(Receipts)	3,800,000	4,730,426	-	8,530,426	(201,070)
(Sales, maturities and paydowns)/Fundings	-	(34,914)	-	(34,914)	52,596
Amortization of premiums/discounts	-	16,568	-	16,568	-
Total realized gains (losses) included in earnings	-	(28)	-	(28)	6,100
Total change in unrealized appreciation (depreciation) included in earnings	(65,588)	150,220	6,440	91,072	77,573
Transfers into Level 3	-	96,000	-	96,000	-
Transfers out of Level 3	-	(1,165,098)	-	(1,165,098)	-
Ending Balance	$3,734,412	$4,996,636	$43,949	$8,774,997	$(158,921)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at February 28, 2021	(65,588)	$94,127	$6,440	$34,979	$77,573

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended February 28, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 05/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 02/28/21	Shares 02/28/21
Common Stocks
BP Holdco LLC*	$4,555	$–	$–	$–	$952	$5,507	15,619
Targus Group International Equity, Inc.*	31,712	–	–	–	4,962	36,674	17,838
	$36,267	$–	$–	$–	$5,914	$42,181

*	Non-income producing security.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2021

Note 1 – Organization and Significant Accounting Policies
Organization
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust (formerly, Guggenheim Taxable Municipal Managed Duration Trust) (the “Trust”) was organized as a Delaware statutory trust on June 30, 2010. The Trust is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Trust’s primary investment objective is to provide current income with a secondary objective of long-term capital appreciation. There can be no assurance that the Trust will achieve its investment objectives. The Trust’s investment objectives are considered fundamental and may not be changed without shareholder approval.

For information on the Trust’s other significant accounting policies, please refer to the Trust’s most recent semi-annual or annual shareholder report.

Significant Accounting Policies
The Trust operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments
The Board of Trustees of the Trust (the “Board”) has adopted policies and procedures for the valuation of the Trust’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Trust’s securities and/or other assets.

Valuations of the Trust’s securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Trust’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Open-end investment companies are valued at their net asset value per share (“NAV”) as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading,

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2021

closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes, among other inputs. If the pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Valuation Committee.

The values of swap agreements entered into by the Trust are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index or other underlying position that the swaps pertain to at the close of the NYSE.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GFIA, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

Note 2 – Financial Instruments and Derivatives
As part of its investment strategy, the Trust utilizes a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Trust’s financial position and results of operations.

The Trust utilized derivatives for the following purposes:

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Swap Agreements
A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter swaps, the Trust bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2021

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) or a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return swaps the Trust bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

Reverse Repurchase Agreements
The Trust may enter into reverse repurchase agreements as part of its financial leverage strategy. Under a reverse repurchase agreement, the Trust temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Trust agrees to repurchase the instrument at an agreed upon time and price, which reflects an interest payment. Such agreements have the economic effect of borrowings. The Trust may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Trust enters into a reverse repurchase agreement, any fluctuations in the market value of either the instruments transferred to another party or the instruments in which the proceeds may be invested would affect the market value of the Trust’s assets. As a result, such transactions may increase fluctuations in the market value of the Trust’s assets.

Note 3 – Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Trust’s investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Trust’s assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Trust’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Trust may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from a third party vendor based on a single daily or monthly broker quote.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2021

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Federal Income Tax Information
The Trust intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Trust from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Trust’s tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Trust’s financial statements. The Trust’s U.S. federal income tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At February 28, 2021, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
$576,408,236	$68,397,225	$(2,505,096)	$65,892,129

Note 5 – Unfunded Loan Commitments
Pursuant to the terms of certain loan agreements, the Trust held unfunded loan commitments as of February 28, 2021. The Trust is obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of February 28, 2021, were as follows:

Borrower	Maturity Date	Face Amount*	Value
Aspect Software, Inc.	07/15/23	60,039	$484
CapStone Acquisition Holdings, Inc.	10/29/27	334,400	3,192
HAH Group Holding Co LLC	10/29/27	110,000	1,568
MB2 Dental Solutions LLC	01/26/27	314,843	3,108
National Mentor Holdings, Inc.	02/18/28	110,000	548
Peraton Corp.	02/22/28	414,485	1,811
SeaPort Financing LLC	10/31/23	2,250,000	86,121
Solera LLC	12/02/22	2,205,635	30,243
TricorBraun Holdings, Inc.	02/03/28	183,627	910
Venture Global Calcasieu Pass LLC	08/19/26	562,478	30,936
Zephyr Bidco Ltd.	04/08/22	GBP 900,000	–
			$158,921

* The face amount is denominated in U.S. dollars unless otherwise indicated.
GBP – British Pound

Note 6 – Restricted Securities
The securities below are considered illiquid and restricted under guidelines established by the Board:

Restricted Securities	Acquisition Date	Cost	Value
Central Storage Safety Project Trust
4.82% due 02/01/38[1]	02/02/18	$7,247,303	$7,898,788
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 5.50% (WAC) due 11/25/52[2]	09/10/19	90,413	87,303
Mirabela Nickel Ltd.
due 06/24/19[3]	12/31/13	87,217	3,853
		$7,424,933	$7,989,944

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2021

[1]	All or a portion of this security has been physically segregated in connection with borrowings, unfunded loan commitments, and reverse repurchase agreements.
[2]
Variable rate security. Rate indicated is the rate effective at February 28, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[3]	Security is in default of interest and/or principal obligations.

Note 7 – COVID-19
The ongoing crisis caused by COVID-19 continues to materially impact local, national, and global economies in very unpredictable ways. Notably, it continues to disrupt supply chains, resulting in market closures, travel restrictions and quarantines. Investors should be aware that in light of this uncertainty, volatility and distress in economies, financial markets, and labor and health conditions all over the world, the Trust’s investments and a shareholder’s investment in the Trust are subject to sudden and substantial losses, increased volatility and other adverse events. Firms through which investors invest with the Trust, the Trust, its service providers, the markets in which it invests and market intermediaries are also impacted by quarantines and similar measures intended to respond to and contain the ongoing pandemic, which can obstruct their functioning and subject them to heightened operational and other risks.

OTHER INFORMATION (Unaudited)	February 28, 2021

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications defined by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Trust’s registration statement, the Trust has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Trust usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.